Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 05, 2018
Registrant Name	ALGER FUNDS
Central Index Key	0000003521
Amendment Flag	false
Document Creation Date	Mar. 05, 2018
Document Effective Date	Mar. 05, 2018
Prospectus Date	Mar. 01, 2018
A, B and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class A
Prospectus:
Trading Symbol	ACAAX
A, B and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class C
Prospectus:
Trading Symbol	ALCCX
A, B and C Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class B
Prospectus:
Trading Symbol	ACAPX
A, B and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class A
Prospectus:
Trading Symbol	AMGAX
A, B and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class C
Prospectus:
Trading Symbol	AMGCX
A, B and C Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class B
Prospectus:
Trading Symbol	AMCGX
A, B and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class A
Prospectus:
Trading Symbol	ALSAX
A, B and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class C
Prospectus:
Trading Symbol	AGSCX
A, B and C Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class B
Prospectus:
Trading Symbol	ALSCX
A and C Prospectus | Alger SMid Cap Focus Fund | Alger SMid Cap Focus Fund Class A
Prospectus:
Trading Symbol	ALMAX
A and C Prospectus | Alger SMid Cap Focus Fund | Alger SMid Cap Focus Fund Class C
Prospectus:
Trading Symbol	ALMCX
A and C Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class A
Prospectus:
Trading Symbol	AOFAX
A and C Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class C
Prospectus:
Trading Symbol	AOFCX
A and C Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class A
Prospectus:
Trading Symbol	AHSAX
A and C Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class C
Prospectus:
Trading Symbol	AHSCX
A and C Prospectus | Alger Growth & Income Fund | Alger Growth & Income Fund Class A
Prospectus:
Trading Symbol	ALBAX
A and C Prospectus | Alger Growth & Income Fund | Alger Growth & Income Fund Class C
Prospectus:
Trading Symbol	ALBCX
Class Z Prospectus | Alger Capital Appreciation Fund | Alger Capital Appreciation Fund Class Z
Prospectus:
Trading Symbol	ACAZX
Class Z Prospectus | Alger Mid Cap Growth Fund | Alger Mid Cap Growth Fund Class Z
Prospectus:
Trading Symbol	AMCZX
Class Z Prospectus | Alger SMid Cap Focus Fund | Alger SMid Cap Focus Fund Class Z
Prospectus:
Trading Symbol	ASMZX
Class Z Prospectus | Alger Small Cap Growth Fund | Alger Small Cap Growth Fund Class Z
Prospectus:
Trading Symbol	ASCZX
Class Z Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class Z
Prospectus:
Trading Symbol	AGOZX
Class Z Prospectus | Alger Health Sciences Fund | Alger Health Sciences Fund Class Z
Prospectus:
Trading Symbol	AHSZX
Class Z Prospectus | Alger Growth & Income Fund | Alger Growth & Income Fund Class Z
Prospectus:
Trading Symbol	AGIZX
Class I Prospectus | Alger SMid Cap Focus Fund | Alger SMid Cap Focus Fund Class I
Prospectus:
Trading Symbol	ASIMX
Class I Prospectus | Alger Small Cap Focus Fund | Alger Small Cap Focus Fund Class I
Prospectus:
Trading Symbol	AOFIX
Class Y Prospectus | Alger Small Cap Focus Fund | Class Y
Prospectus:
Trading Symbol	AOFYX